UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701
(Name and address of agent for service)

(732) 842-4920

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

WBI BullBear Value 3000 ETF
WBIF (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Value 3000 ETF	$137	1.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index. Over the period, the WBI BullBear Value 3000 ETF (“WBI Value”) faced several challenges that influenced its performance.
Overall, the Fund’s strategic positioning adjustments and sector allocations played a crucial role in its performance relative to the S&P 500 Index. The Fund’s underperformance was primarily due to its reduced allocation weight in mega-cap growth and technology stocks compared to the S&P 500 Index. Additionally, notable underperformance in the U.S. Communication Services, Consumer Staples, and Industrial Sectors further contributed to the Fund’s lagging returns. On the positive side, the Fund benefited from its positions in the Financials, Consumer Discretionary and Utilities sectors, which provided notable contributions to relative performance. Going forward, we continue to monitor market trends and adjust our allocations to align with evolving market dynamics.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
WBI BullBear Value 3000 ETF	PAGE 1	TSR_AR_00400R601

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/25/2014)
WBI BullBear Value 3000 ETF NAV	1.57	2.47	2.54
WBI BullBear Value 3000 ETF Market	1.47	2.47	2.53
S&P 500 TR	24.56	15.05	12.82
Russell 3000 Value Total Return	12.93	8.89	8.11
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$32,998,899
Number of Holdings	27
Net Advisory Fee	$268,103
Portfolio Turnover	742%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	8.4%
Lam Research Corp.	5.6%
iShares Broad USD High Yield Corporate Bond ETF	5.1%
Tradeweb Markets, Inc.	4.5%
Intuit, Inc.	4.4%
Broadridge Financial Solutions, Inc.	4.3%
Universal Health Services, Inc.	4.2%
Reinsurance Group of America, Inc.	4.2%
Blackstone, Inc.	4.1%
Dick’s Sporting Goods, Inc.	4.1%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
Change to the Fund’s Expense Cap
Effective November 1, 2023, WBI Investments, LLC (the “Adviser”), the investment adviser to the WBI BullBear Value 3000 ETF (the “Fund”) agreed to modify the Fund’s expense limitation arrangement. The Board of Trustees of the Trust (the “Board”) approved a revised Expense Limitation Agreement between the Adviser and the Trust, which raises the Fund’s expense cap from 1.25% to 1.70%. This means that the Advisor will be required to waive fees or reimburse the Fund only if expenses exceed 1.70%.
WBI BullBear Value 3000 ETF	PAGE 2	TSR_AR_00400R601

Personnel Changes
Ann Schreiber was named Chief Legal Officer for the Trust, approved at the Board Meeting held on September 14, 2023.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Value 3000 ETF	PAGE 3	TSR_AR_00400R601

WBI BullBear Yield 3000 ETF
WBIG (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Yield 3000 ETF	$131	1.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index. Over the period, the WBI BullBear Yield 3000 ETF (the “WBI Yield”) faced several challenges that influenced its performance.
Overall, the Fund’s strategic positioning adjustments and sector allocations played a crucial role in its performance relative to the S&P 500 Index. The Fund’s underperformance was primarily due to its reduced allocation weight in mega-cap growth and technology stocks compared to the S&P 500 Index. This strategic underweight in sectors that experienced significant growth, such as technology, hampered relative performance. Additionally, notable underperformance in the U.S. Health Care, Communication Services and Materials Sectors. On the positive side, the Fund benefited from its positions in the Financials, Consumer Discretionary and Consumer Staples sectors, which provided notable contributions to relative performance. Going forward, we continue to monitor market trends and adjust our allocations to align with evolving market dynamics.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
WBI BullBear Yield 3000 ETF	PAGE 1	TSR_AR_00400R700

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/25/2014)
WBI BullBear Yield 3000 ETF NAV	4.88	1.68	1.08
WBI BullBear Yield 3000 ETF Market	4.85	1.71	1.07
S&P 500 TR	24.56	15.05	12.82
Russell 3000 Value Total Return	12.93	8.89	8.11
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$43,806,751
Number of Holdings	30
Net Advisory Fee	$390,186
Portfolio Turnover	641%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	9.7%
Mount Vernon Liquid Assets Portfolio, LLC	4.6%
Janus Henderson Group PLC	4.6%
Tradeweb Markets, Inc.	4.5%
Lam Research Corp.	4.4%
Automatic Data Processing, Inc.	4.4%
TJX Cos., Inc.	4.3%
Palo Alto Networks, Inc.	4.3%
Prudential Financial, Inc.	4.3%
Marsh & McLennan Cos., Inc.	4.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
Change to the Fund’s Expense Cap
Effective November 1, 2023, WBI Investments, LLC (the “Adviser”), the investment adviser to the WBI BullBear Yield 3000 ETF (the “Fund”) agreed to modify the Fund’s expense limitation arrangement. The Board of Trustees of the Trust (the “Board”) approved a revised Expense Limitation Agreement between the Adviser and the Trust, which raises the Fund’s expense cap from 1.25% to 1.70%. This means that the Advisor will be required to waive fees or reimburse the Fund only if expenses exceed 1.70%.
WBI BullBear Yield 3000 ETF	PAGE 2	TSR_AR_00400R700

Personnel Changes
Ann Schreiber was named Chief Legal Officer for the Trust, approved at the Board Meeting held on September 14, 2023.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Yield 3000 ETF	PAGE 3	TSR_AR_00400R700

WBI BullBear Quality 3000 ETF
WBIL (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Quality 3000 ETF	$141	1.32%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index. Over the period, the WBI BullBear Quality 3000 ETF (“WBI Quality”) faced several challenges that influenced its performance.
Overall, the Fund’s strategic positioning adjustments and sector allocations played a crucial role in its performance relative to the S&P 500 Index. The Fund’s underperformance was primarily due to its reduced allocation weight in mega-cap growth and technology stocks compared to the S&P 500 Index. Additionally, notable underperformance in the U.S. Health Care, Energy, and Communication Services sectors further contributed to the Fund’s lagging returns. On the positive side, the Fund benefited from its positions in the Financials, Information Technology, and Consumer Discretionary sectors, which provided notable contributions to relative performance. Going forward, we continue to monitor market trends and adjust our allocations to align with evolving market dynamics.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
WBI BullBear Quality 3000 ETF	PAGE 1	TSR_AR_00400R809

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/25/2014)
WBI BullBear Quality 3000 ETF NAV	14.33	4.99	3.70
WBI BullBear Quality 3000 ETF Market	14.30	5.00	3.69
S&P 500 TR	24.56	15.05	12.82
Russell 3000 Total Return	23.13	14.14	12.15
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$39,246,257
Number of Holdings	33
Net Advisory Fee	$310,089
Portfolio Turnover	672%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	5.1%
Spotify Technology SA	4.9%
Alphabet, Inc.	4.9%
Progressive Corp.	4.6%
Howmet Aerospace, Inc.	4.4%
Automatic Data Processing, Inc.	4.4%
Boston Scientific Corp.	4.2%
Eaton Corp. PLC	4.2%
Apollo Global Management, Inc.	4.1%
KB Home	4.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
Change to the Fund’s Expense Cap
Effective November 1, 2023, WBI Investments, LLC (the “Adviser”), the investment adviser to the WBI BullBear Quality 3000 ETF (the “Fund”) agreed to modify the Fund’s expense limitation arrangement. The Board of Trustees of the Trust (the “Board”) approved a revised Expense Limitation Agreement between the Adviser and the Trust, which raises the Fund’s expense cap from 1.25% to 1.70%. This means that the Advisor will be required to waive fees or reimburse the Fund only if expenses exceed 1.70%.
WBI BullBear Quality 3000 ETF	PAGE 2	TSR_AR_00400R809

Personnel Changes
Ann Schreiber was named Chief Legal Officer for the Trust, approved at the Board Meeting held on September 14, 2023.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Quality 3000 ETF	PAGE 3	TSR_AR_00400R809

WBI Power Factor High Dividend ETF
WBIY (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI Power Factor High Dividend ETF	$91	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index. Over the period, the WBI Power Factor High Dividend ETF (“WBI PF High Dividend”) faced several challenges that influenced its performance.
Overall, the Fund’s high-yielding dividend paying stocks and sector allocations played a crucial role in its performance relative to the S&P 500 Index. The Funds mandate is to replicate the performance of the Solactive Power Factor High Dividend Index, which allocates to U.S. high-yielding dividend paying stocks with quality fundamental factor. The Fund’s underperformance was primarily due to its reduced allocation weight in mega-cap growth and technology stocks compared to the S&P 500 Index. Notable underperformance in the U.S. Industrials and Health Care was offset by positions in the Financials, Energy, Communication Services, which provided notable contributions to relative performance. Going forward, we continue to monitor market trends and align allocations with the Solactive Power Factor High Dividend Index.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
WBI Power Factor High Dividend ETF	PAGE 1	TSR_AR_00400R858

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/19/2016)
WBI Power Factor High Dividend ETF NAV	16.97	8.54	7.29
WBI Power Factor High Dividend ETF Market	16.71	8.56	7.28
S&P 500 TR	24.56	15.05	14.41
Solactive Power Factor High Dividend GTR Index	17.58	9.18	8.42
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$59,512,432
Number of Holdings	51
Net Advisory Fee	$236,780
Portfolio Turnover	152%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	17.2%
AT&T, Inc.	5.7%
Altria Group, Inc.	5.4%
Best Buy Co., Inc.	5.3%
ONEOK, Inc.	5.0%
Kinder Morgan, Inc.	4.9%
Dominion Energy, Inc.	4.8%
Kohl’s Corporation	4.8%
Whirlpool Corporation	4.8%
Verizon Communications, Inc.	4.7%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
Change to the Fund’s Expense Cap
Effective November 1, 2023, WBI Investments, LLC (the “Adviser”), the investment adviser to the WBI Power Factor High Dividend ETF (the “Fund”) agreed to modify the Fund’s expense limitation arrangement. The Board of Trustees of the Trust (the “Board”) approved a revised Expense Limitation Agreement between the Adviser and the Trust, which raises the Fund’s expense cap from 0.70% to 1.00%. This means that the Advisor will be required to waive fees or reimburse the Fund only if expenses exceed 1.00%.
WBI Power Factor High Dividend ETF	PAGE 2	TSR_AR_00400R858

Personnel Changes
Ann Schreiber was named Chief Legal Officer for the Trust, approved at the Board Meeting held on September 14, 2023.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI Power Factor High Dividend ETF	PAGE 3	TSR_AR_00400R858

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John A. Flanagan is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

WBI BullBear Value 3000 ETF	FYE 06/30/2024	FYE 06/30/2023
Audit Fees	$21,266	$20,126
Audit-Related Fees	N/A	N/A
Tax Fees	$7,200	$6,800
All Other Fees	N/A	N/A

WBI BullBear Yield 3000 ETF	FYE 06/30/2024	FYE 06/30/2023
Audit Fees	$21,266	$20,126
Audit-Related Fees	N/A	N/A
Tax Fees	$7,200	$6,800
All Other Fees	N/A	N/A

WBI BullBear Quality 3000 ETF	FYE 06/30/2024	FYE 06/30/2023
Audit Fees	$21,266	$20,126
Audit-Related Fees	N/A	N/A
Tax Fees	$7,200	$6,800
All Other Fees	N/A	N/A

WBI BullBear Power FactorTM High Dividend ETF	FYE 06/30/2024	FYE 06/30/2023
Audit Fees	$20,206	$19,126
Audit-Related Fees	N/A	N/A
Tax Fees	$7,200	$6,800
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2024	FYE 06/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 06/30/2024	FYE 06/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Andrew Putterman, Jude T. Depko, John A. Flanagan.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.
(b)	Not Appliable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Core Financial Statements
June 30, 2024

WBI BullBear Value 3000 ETF
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 93.4%
Capital Goods - 7.8%
Carlisle Cos., Inc.	3,226	$1,307,207
Comfort Systems USA, Inc.	4,181	1,271,526
		2,578,733
Commercial & Professional Services - 12.1%
Automatic Data Processing, Inc.	5,507	1,314,466
Broadridge Financial Solutions, Inc.	7,124	1,403,428
Paychex, Inc.(a)	10,681	1,266,339
		3,984,233
Consumer Discretionary Distribution & Retail - 4.1%
Dick’s Sporting Goods, Inc.	6,256	1,344,102
Consumer Durables & Apparel - 7.7%
Deckers Outdoor Corp.(b)	1,297	1,255,431
PulteGroup, Inc.	11,802	1,299,400
		2,554,831
Financial Services - 20.0%
Blackstone, Inc.	10,995	1,361,181
Corebridge Financial, Inc.(a)	45,818	1,334,220
Raymond James Financial, Inc.(a)	2,552	315,453
Tradeweb Markets, Inc. - Class A	13,981	1,481,986
Visa, Inc. - Class A	3,157	828,618
Voya Financial, Inc.	18,120	1,289,238
		6,610,696
Health Care Equipment & Services - 4.2%
Universal Health Services, Inc. - Class B	7,496	1,386,235
Household & Personal Products - 4.0%
Church & Dwight Co., Inc.(a)	12,750	1,321,920
Insurance - 9.1%
Aflac, Inc.	3,825	341,611
Hartford Financial Services Group, Inc.	12,865	1,293,447
Reinsurance Group of America, Inc.	6,655	1,366,072
		3,001,130
Media & Entertainment - 3.7%
Meta Platforms, Inc. - Class A	2,411	1,215,674
Semiconductors & Semiconductor Equipment - 9.2%
Lam Research Corp.	1,740	1,852,839
QUALCOMM, Inc.	5,922	1,179,544
		3,032,383
Software & Services - 7.5%
Intuit, Inc.	2,204	1,448,491
Palo Alto Networks, Inc.(b)	3,054	1,035,336
		2,483,827

	Shares	Value
Technology Hardware & Equipment - 4.0%
Apple, Inc.	6,291	$1,325,011
TOTAL COMMON STOCKS (Cost $30,622,226)		30,838,775
EXCHANGE TRADED FUNDS - 5.1%
iShares Broad USD High Yield Corporate Bond ETF	46,288	1,679,329
TOTAL EXCHANGE TRADED FUNDS (Cost $1,679,616)		1,679,329
	Units
SHORT-TERM INVESTMENTS - 8.4%
Investments Purchased with Proceeds from Securities Lending - 8.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(c)	2,762,392	2,762,392
TOTAL SHORT-TERM INVESTMENTS (Cost $2,762,392)		2,762,392
TOTAL INVESTMENTS - 106.9% (Cost $35,064,234)		$35,280,496
Money Market Deposit Account - 1.5%(d)		490,548
Liabilities in Excess of Other Assets - (8.4)%		(2,772,145)
TOTAL NET ASSETS - 100.0%		$32,998,899

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $2,712,014 which represented 8.2% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 3.27%.

The accompanying notes are an integral part of these financial statements.

1

WBI BullBear Yield 3000 ETF
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 85.7%
Capital Goods - 1.8%
Carlisle Cos., Inc.	1,969	$797,858
Commercial & Professional Services - 6.6%
Automatic Data Processing, Inc.	8,082	1,929,093
Broadridge Financial Solutions, Inc.	4,825	950,525
		2,879,618
Consumer Discretionary Distribution & Retail - 4.3%
TJX Cos., Inc.	17,272	1,901,647
Consumer Durables & Apparel - 11.2%
Deckers Outdoor Corp.(a)	1,740	1,684,233
Hasbro, Inc.	25,071	1,466,654
KB Home	25,229	1,770,571
		4,921,458
Energy - 4.2%
Kinetik Holdings, Inc.(b)	22,138	917,399
ONEOK, Inc.	11,131	907,733
		1,825,132
Financial Services - 11.1%
Janus Henderson Group PLC	59,175	1,994,789
OneMain Holdings, Inc.(b)	18,275	886,155
Tradeweb Markets, Inc. - Class A	18,513	1,962,378
		4,843,322
Health Care Equipment & Services - 4.3%
HCA Healthcare, Inc.	3,691	1,185,844
Universal Health Services, Inc. - Class B	3,659	676,659
		1,862,503
Household & Personal Products - 8.3%
Church & Dwight Co., Inc.(b)	16,833	1,745,246
Kimberly-Clark Corp.	6,920	956,344
Procter & Gamble Co.	5,659	933,282
		3,634,872
Insurance - 10.4%
Marsh & McLennan Cos., Inc.	8,728	1,839,164
Principal Financial Group, Inc.	10,829	849,535
Prudential Financial, Inc.	15,889	1,862,032
		4,550,731
Semiconductors & Semiconductor Equipment - 11.9%
Applied Materials, Inc.	7,373	1,739,954
Lam Research Corp.	1,818	1,935,897
QUALCOMM, Inc.	7,749	1,543,446
		5,219,297
Software & Services - 5.4%
Intuit, Inc.	728	478,449
Palo Alto Networks, Inc.(a)	5,542	1,878,793
		2,357,242

	Shares	Value
Technology Hardware & Equipment - 3.9%
Apple, Inc.	8,175	$ 1,721,819
Telecommunication Services - 2.3%
AT&T, Inc.	52,596	1,005,110
TOTAL COMMON STOCKS (Cost $36,904,465)		37,520,609
EXCHANGE TRADED FUNDS - 9.7%
iShares Broad USD High Yield Corporate Bond ETF	117,418	4,259,925
TOTAL EXCHANGE TRADED FUNDS (Cost $4,260,653)		4,259,925
BUSINESS DEVELOPMENT COMPANY - 2.0%
Blue Owl Capital Corp.(b)	56,806	872,540
TOTAL CLOSED END FUNDS (Cost $851,818)		872,540
	Units
SHORT-TERM INVESTMENTS - 4.6%
Investments Purchased with Proceeds from Securities Lending - 4.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(c)	2,027,489	2,027,489
TOTAL SHORT-TERM INVESTMENTS (Cost $2,027,489)		2,027,489
TOTAL INVESTMENTS - 102.0% (Cost $44,044,425)		$44,680,563
Money Market Deposit Account - 0.8%(d)		333,971
Liabilities in Excess of Other Assets - (2.8)%		(1,207,783)
TOTAL NET ASSETS - 100.0%		$43,806,751

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,977,340 which represented 4.5% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 3.27%.

The accompanying notes are an integral part of these financial statements.

2

WBI BullBear Quality 3000 ETF
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 94.2%
Capital Goods - 10.9%
Eaton Corp. PLC	5,314	$1,666,205
Fastenal Company	9,269	582,464
Howmet Aerospace, Inc.	22,319	1,732,624
PACCAR, Inc.	2,846	292,967
		4,274,260
Commercial & Professional Services - 8.3%
Automatic Data Processing, Inc.	7,251	1,730,741
Broadridge Financial Solutions, Inc.	3,406	670,982
Verisk Analytics, Inc.	3,107	837,492
		3,239,215
Consumer Durables & Apparel - 6.0%
Deckers Outdoor Corp.(a)	792	766,616
KB Home	22,610	1,586,770
		2,353,386
Energy - 1.4%
Marathon Petroleum Corp.	3,244	562,769
Financial Services - 12.6%
Apollo Global Management, Inc.	13,710	1,618,740
Blackstone, Inc.	5,440	673,472
Moody’s Corp.(b)	3,578	1,506,087
Tradeweb Markets, Inc. - Class A	6,826	723,556
Voya Financial, Inc.	5,697	405,342
		4,927,197
Health Care Equipment & Services - 12.2%
Boston Scientific Corp.(a)	21,667	1,668,576
Cigna Group	4,754	1,571,530
Universal Health Services, Inc. - Class B	8,411	1,555,446
		4,795,552
Insurance - 5.3%
Primerica, Inc.	1,256	297,144
Progressive Corp.	8,650	1,796,692
		2,093,836
Media & Entertainment - 13.8%
Alphabet, Inc. - Class A	10,482	1,909,296
Netflix, Inc.(a)	2,333	1,574,495
Spotify Technology SA(a)(b)	6,198	1,944,871
		5,428,662
Semiconductors & Semiconductor Equipment - 7.9%
Applied Materials, Inc.	6,457	1,523,788
Lam Research Corp.	725	772,016
QUALCOMM, Inc.	4,052	807,077
		3,102,881
Software & Services - 4.0%
Intuit, Inc.	1,091	717,016
Palo Alto Networks, Inc.(a)	2,543	862,102
		1,579,118

	Shares	Value
Technology Hardware & Equipment - 7.9%
Apple, Inc.	7,362	$1,550,584
CDW Corp./DE	6,944	1,554,345
		3,104,929
Utilities - 3.9%
American Electric Power Co., Inc.(b)	17,407	1,527,291
TOTAL COMMON STOCKS (Cost $36,273,371)		36,989,096
EXCHANGE TRADED FUNDS - 5.1%
iShares Broad USD High Yield Corporate Bond ETF	54,993	1,995,146
TOTAL EXCHANGE TRADED FUNDS (Cost $1,995,487)		1,995,146
	Units
SHORT-TERM INVESTMENTS - 0.4%
Investments Purchased with Proceeds from Securities Lending - 0.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(c)	169,445	169,445
TOTAL SHORT-TERM INVESTMENTS (Cost $169,445)		169,445
TOTAL INVESTMENTS - 99.7% (Cost $38,438,304)		$39,153,687
Money Market Deposit Account - 0.9%(d)		330,741
Liabilities in Excess of Other Assets - (0.6)%		(238,171)
TOTAL NET ASSETS - 100.0%		$39,246,257

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $165,092 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 3.27%.

The accompanying notes are an integral part of these financial statements.

3

WBI Power Factor High Dividend ETF
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 98.8%
Banks - 16.4%
Associated Banc-Corp.	14,524	$ 307,183
Citizens Financial Group, Inc.	44,658	1,609,028
Columbia Banking System, Inc.	33,327	662,874
CVB Financial Corporation(a)	10,256	176,813
Eagle Bancorp, Inc.	3,709	70,100
Fifth Third Bancorp	12,763	465,722
First Interstate BancSystem, Inc. - Class A	10,635	295,334
Fulton Financial Corp.(a)	11,359	192,876
Hope Bancorp, Inc.(a)	7,304	78,445
Huntington Bancshares, Inc./OH	36,419	480,002
KeyCorp	102,174	1,451,893
PNC Financial Services Group, Inc.	2,940	457,111
Provident Financial Services, Inc.(a)	7,664	109,978
Regions Financial Corp.	63,157	1,265,666
Sandy Spring Bancorp, Inc.(a)	3,814	92,909
Simmons First National Corp. - Class A(a)	5,626	98,905
Synovus Financial Corp.(a)	12,308	494,658
US Bancorp	12,136	481,799
Valley National Bancorp(a)	74,471	519,808
Zions Bancorp NA	10,591	459,332
		9,770,436
Commercial & Professional Services - 0.5%
Resources Connection, Inc.	26,512	292,692
Consumer Discretionary Distribution & Retail - 10.1%
Best Buy Co., Inc.	37,355	3,148,653
Kohl's Corporation(a)	123,733	2,844,622
		5,993,275
Consumer Durables & Apparel - 4.8%
Whirlpool Corporation(a)	27,832	2,844,430
Consumer Services - 5.2%
Dine Brands Global, Inc.(a)	72,477	2,623,668
Travel + Leisure Co.	10,846	487,853
		3,111,521
Energy - 11.8%
CVR Energy, Inc.(a)	18,703	500,679
Hess Midstream LP - Class A(a)	18,309	667,180
Kinder Morgan, Inc.	146,294	2,906,862
ONEOK, Inc.	36,454	2,972,824
		7,047,545
Financial Services - 3.0%
Jackson Financial, Inc. - Class A(a)	7,434	552,049
OneMain Holdings, Inc.	9,830	476,657
Virtu Financial, Inc. - Class A	9,676	217,226
Western Union Co.	43,914	536,629
		1,782,561

	Shares	Value
Food, Beverage & Tobacco - 11.6%
Altria Group, Inc.	70,159	$3,195,742
Conagra Brands, Inc.	90,234	2,564,450
Kraft Heinz Co.	35,807	1,153,702
		6,913,894
Insurance - 1.6%
Fidelity National Financial, Inc.(a)	8,446	417,402
Prudential Financial, Inc.	4,470	523,839
		941,241
Materials - 9.1%
Dow, Inc.(a)	50,258	2,666,187
LyondellBasell Industries NV - Class A	28,562	2,732,241
		5,398,428
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
Bristol-Myers Squibb Co.	58,779	2,441,092
Organon & Co.	46,869	970,188
		3,411,280
Telecommunication Services - 10.4%
AT&T, Inc.	177,436	3,390,802
Verizon Communications, Inc.	68,414	2,821,393
		6,212,195
Utilities - 8.6%
ALLETE, Inc.	14,149	882,190
Black Hills Corp.(a)	11,493	624,989
Clearway Energy, Inc. - Class C	18,472	456,074
Dominion Energy, Inc.	58,452	2,864,148
Northwest Natural Holding Co.	7,359	265,734
		5,093,135
TOTAL COMMON STOCKS (Cost $55,437,725)		58,812,633
	Units
SHORT-TERM INVESTMENTS - 17.2%
Investments Purchased with Proceeds from Securities Lending - 17.2%
Mount Vernon Liquid Assets Portfolio, LLC 5.53%(b)	10,245,408	10,245,408
TOTAL SHORT-TERM INVESTMENTS (Cost $10,245,408)		10,245,408
TOTAL INVESTMENTS - 116.0% (Cost $65,683,133)		$69,058,041
Money Market Deposit Account - 1.0%(c)		591,082
Liabilities in Excess of Other Assets - (17.0)%		(10,136,691)
TOTAL NET ASSETS - 100.0%		$59,512,432

The accompanying notes are an integral part of these financial statements.

4

WBI Power Factor High Dividend ETF
Schedule of Investments
as of June 30, 2024 (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $10,085,819 which represented 16.9% of net assets.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 3.27%.

The accompanying notes are an integral part of these financial statements.

5

Absolute Shares Trust
Statements of Assets and Liabilities
June 30, 2024

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor High Dividend ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$35,280,496	$44,680,563	$39,153,687	$69,058,041
Cash	494,052	333,971	330,741	591,082
Receivable for investments sold	—	809,431	—	—
Dividends and interest receivable	66,298	101,515	17,527	193,189
Prepaid expenses and other assets	6,755	5,192	5,794	5,312
Securities lending income receivable	571	635	446	1,154
Total assets	35,848,172	45,931,307	39,508,195	69,848,778

LIABILITIES
Collateral received for securities loaned (Note 7)	2,762,392	2,027,489	169,445	10,245,408
Dividends and interest payable	435	—	—	—
Administration and fund accounting fees	27,500	27,579	27,616	28,002
Audit fees	23,858	23,858	23,858	22,423
Management fees	21,662	27,762	25,072	22,062
Chief Compliance Officer fee	4,024	3,917	4,018	4,118
Accrued other expenses	3,924	7,219	5,435	7,351
Legal fees	3,424	4,552	4,463	4,826
Custody fees	1,980	2,106	1,957	2,082
Director’s fees	74	74	74	74
Total liabilities	2,849,273	2,124,556	261,938	10,336,346
NET ASSETS	$32,998,899	$43,806,751	$39,246,257	$59,512,432

Net Assets Consist of:
Paid-in capital	$51,860,840	$106,575,341	$60,939,957	$64,797,128
Total accumulated deficit	(18,861,941)	(62,768,590)	(21,693,700)	(5,284,696)
Net assets	$32,998,899	$43,806,751	$39,246,257	$59,512,432
*Cost
Investments in securities	$35,064,234	$44,044,425	$38,438,304	$65,683,133
Net Asset Value (unlimited shares authorized):
Net Assets	$32,998,899	$43,806,751	$39,246,257	$59,512,432
Shares Outstanding^	1,138,315	1,830,183	1,177,182	2,050,000
Net asset value, offering and redemption price per share	$28.99	$23.94	$33.34	$29.03

^	No Par Value
+	Including securities on loan of $2,712,014, $1,977,340, $165,092, $10,085,819 respectively.
The accompanying notes are an integral part of these financial statements.

6

Absolute Shares Trust
Statements of Operations
For the Year Ended June 30, 2024

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor High Dividend ETF
INVESTMENT INCOME
Dividends+	$929,119	$1,475,221	$523,570	$3,135,995
Interest	59,222	80,170	75,499	28,913
Securities lending income (Note 7)	7,244	9,073	8,180	19,153
Total Investment Income	995,585	1,564,464	607,249	3,184,061

Expenses:
Management fees (Note 3)	324,475	427,324	361,806	326,077
Administration, fund accounting and custodian fees (Note 6)	106,353	106,354	106,164	107,473
Professional fees	71,714	71,995	71,995	71,025
Director’s fees and expenses	28,588	28,588	28,588	28,588
Insurance expenses	27,540	27,540	27,540	27,540
Exchange fees	7,605	9,108	8,508	9,101
Shareholder reporting expenses	3,018	3,202	3,104	9,392
Miscellaneous expenses	6,770	7,140	6,948	7,150
Total Expenses	576,063	681,251	614,653	586,346
Less: Fees (Waived)	(56,372)	(37,138)	(51,717)	(89,297)
Net Expenses	519,691	644,113	562,936	497,049
Net Investment Income	475,894	920,351	44,313	2,687,012

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments in securities	3,172,482	4,395,143	7,477,052	(206,398)
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(3,357,191)	(3,059,535)	(1,821,876)	6,599,428
Net realized and unrealized gain (loss) on investments	(184,709)	1,335,608	5,655,176	6,393,030
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$291,185	$2,255,959	$5,699,489	$9,080,042

+	Net of withholding taxes of $949, $1,200, $1,075, and $0 respectively.
The accompanying notes are an integral part of these financial statements.

7

Absolute Shares Trust
Statements of Changes in Net Assets

	WBI BullBear Value 3000 ETF		WBI BullBear Yield 3000 ETF
	Year Ended June 30,
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$475,894	$367,310	$ 920,351	$955,197
Net realized gain (loss) on investments	3,172,482	(3,726,398)	4,395,143	(8,615,260)
Net change in unrealized appreciation (depreciation) of investments	(3,357,191)	3,129,807	(3,059,535)	2,990,996
Net increase (decrease) in net assets resulting from operations	291,185	(229,281)	2,255,959	(4,669,067)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(452,001)	(580,404)	(899,303)	(1,251,380)
Total distributions to shareholders	(452,001)	(580,404)	(899,303)	(1,251,380)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	(11,294,235)	2,760,930	(15,203,025)	25,157,251
Total increase (decrease) in net assets	$(11,455,051)	$1,951,245	$ (13,846,369)	$19,236,804

NET ASSETS
Beginning of year	$44,453,950	$42,502,705	$57,653,120	$38,416,316
End of year	$32,998,899	$44,453,950	$43,806,751	$57,653,120

The accompanying notes are an integral part of these financial statements.

8

Absolute Shares Trust
Statements of Changes in Net Assets (Continued)

	WBI BullBear Quality 3000 ETF		WBI Power Factor High Dividend ETF
	Year Ended June 30,
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$44,313	$336,865	$2,687,012	$3,710,156
Net realized gain (loss) on investments	7,477,052	(1,178,813)	(206,398)	(3,301,910)
Net change in unrealized appreciation (depreciation) of investments	(1,821,876)	2,334,061	6,599,428	3,825,303
Net increase in net assets resulting from operations	5,699,489	1,492,113	9,080,042	4,233,549

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(44,683)	(546,569)	(2,566,342)	(3,953,874)
Total distributions to shareholders	(44,683)	(546,569)	(2,566,342)	(3,953,874)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	(10,991,445)	6,879,484	(7,906,150)	(1,707,599)
Total increase (decrease) in net assets	$(5,336,639)	$7,825,028	$(1,392,450)	$(1,427,924)

NET ASSETS
Beginning of year	$44,582,896	$36,757,868	$60,904,882	$62,332,806
End of year	$39,246,257	$44,582,896	$59,512,432	$60,904,882

The accompanying notes are an integral part of these financial statements.

9

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI BullBear Value 3000 ETF
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/Year	$28.90	$29.55	$31.75	$25.60	$27.19

Income (Loss) from Investment Operations:
Net investment income[1]	0.35	0.25	0.29	0.49	0.07
Net gain (loss) on investments (realized and unrealized)[2]	0.10	(0.51)	(2.06)	6.05	(1.54)
Total from investment operations	0.45	(0.26)	(1.77)	6.54	(1.47)

Less Distributions:
Distributions from net investment income	(0.36)	(0.39)	(0.43)	(0.39)	(0.12)
Net asset value, end of period/year	$28.99	$28.90	$29.55	$31.75	$25.60
Market price, end of period/year	$28.97	$28.91	$29.48	$31.77	$25.61
Net Assets Total Return[3]	1.57%	(0.79)%	(5.62)%	25.59%	(5.40)%

Supplemental Data:
Net assets, end of period/year (000’s)	$32,999	$44,454	$42,503	$53,597	$43,218

Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.51%	1.64%	1.38%	1.36%	1.25%
Expenses after fees (waived)/recouped	1.36%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	1.24%	0.89%	0.94%	1.71%	0.27%
Portfolio turnover rate[4]	742%	906%	845%	800%	894%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

10

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI BullBear Yield 3000 ETF
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/Year	$23.25	$25.95	$26.67	$22.53	$24.02

Income (Loss) from Investment Operations:
Net investment income[1]	0.43	0.42	0.39	0.41	0.21
Net gain (loss) on investments (realized and unrealized)[2]	0.69	(2.61)	(0.57)	4.13	(1.46)
Total from investment operations	1.12	(2.19)	(0.18)	4.54	(1.25)

Less Distributions:
Distributions from net investment income	(0.43)	(0.51)	(0.54)	(0.40)	(0.21)
Tax return of capital to shareholders	—	—	—	—	(0.03)
Total Distributions	(0.43)	(0.51)	(0.54)	(0.40)	(0.24)
Net asset value, end of period/year	$23.94	$23.25	$25.95	$26.67	$22.53
Market price, end of period/year	$23.92	$23.24	$25.92	$26.68	$22.52
Net Assets Total Return[3]	4.88%	(8.49)%	(0.73)%	20.36%	(5.22)%

Supplemental Data:
Net assets, end of period/year (000’s)	$43,807	$57,653	$38,416	$47,477	$59,247

Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.36%	1.44%	1.43%	1.27%	1.14%
Expenses after fees (waived)/recouped	1.28%	1.25%	1.26%	1.25%	1.14%
Net investment income to average net assets	1.83%	1.73%	1.44%	1.68%	0.88%
Portfolio turnover rate[4]	641%	890%	824%	820%	895%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

11

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI BullBear Quality 3000 ETF
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/Year	$29.19	$28.78	$30.74	$26.06	$27.20

Income (Loss) from Investment Operations:
Net investment income[1]	0.03	0.23	0.32	0.12	0.07
Net gain (loss) on investments (realized and unrealized)[2]	4.16	0.54	(1.68)	4.62	(1.10)
Total from investment operations	4.19	0.77	(1.36)	4.74	(1.03)

Less Distributions:
Distributions from net investment income	(0.04)	(0.36)	(0.60)	(0.06)	(0.09)
Tax return of capital to shareholders	—	—	—	—	(0.02)
Total Distributions	(0.04)	(0.36)	(0.60)	(0.06)	(0.11)
Net asset value, end of period/year	$33.34	$29.19	$28.78	$30.74	$26.06
Market price, end of period/year	$33.33	$29.19	$28.73	$30.75	$26.07
Net Assets Total Return[3]	14.33%	2.79%	(4.58)%	18.21%	(3.79)%

Supplemental Data:
Net assets, end of period/year (000’s)	$39,246	$44,583	$36,758	$45,407	$54,134

Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.44%	1.65%	1.45%	1.31%	1.23%
Expenses after fees (waived)/recouped	1.32%	1.25%	1.25%	1.25%	1.23%
Net investment income to average net assets	0.10%	0.82%	1.04%	0.43%	0.27%
Portfolio turnover rate[4]	672%	805%	899%	838%	886%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

12

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI Power Factor High Dividend ETF
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/Year	$25.92	$25.97	$27.43	$18.76	$24.56

Income (Loss) from Investment Operations:
Net investment income[1]	1.26	1.36	1.16	1.10	1.12
Net gain (loss) on investments (realized and unrealized)[2]	3.07	0.05	(1.49)	8.65	(5.76)
Total from investment operations	4.33	1.41	(0.33)	9.75	(4.64)

Less Distributions:
Distributions from net investment income	(1.22)	(1.46)	(1.13)	(1.08)	(1.16)
Total Distributions	(1.22)	(1.46)	(1.13)	(1.08)	(1.16)
Net asset value, end of period/year	$29.03	$25.92	$25.97	$27.43	$18.76
Market price, end of period/year	$29.00	$25.94	$25.92	$27.48	$18.75
Net Assets Total Return[3]	16.97%	5.63%	(1.40)%	53.09%	(19.24)%

Supplemental Data:
Net assets, end of period/year (000’s)	$59,512	$60,905	$62,333	$64,457	$42,202

Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.99%	1.00%	0.94%	0.98%	0.77%
Expenses after fees (waived)/recouped	0.84%	0.70%	0.70%	0.70%	0.70%
Net investment income to average net assets	4.52%	5.09%	4.16%	4.73%	4.83%
Portfolio turnover rate[4]	152%	175%	183%	191%	196%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.
The accompanying notes are an integral part of these financial statements.

13

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024
NOTE 1 – ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following four separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):
WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Each Fund is classified as diversified for purposes of the 1940 Act.
The end of the reporting period for the Funds is June 30, 2024, and the period covered by these Notes to Financial Statements is the fiscal period from July 1, 2023 through June 30, 2024 for all funds (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at June 30, 2024. Actual results could differ from these estimates.
A.
Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Shares in privately offered liquidity funds are valued at their NAV per share.
Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.
Securities for which quotations are not readily available are valued by the Adviser, whom the Board of Trustees designed as the valuation designee pursuant to valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

14

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024 (Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
WBI BullBear Value 3000 ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$30,838,775	$ —	$ —	$30,838,775
Exchange Traded Funds	1,679,329	—	—	1,679,329
Investments Purchased With Proceeds From Securities Lending(a)	—	—	—	2,762,392
Total Investments in Securities, at value	$32,518,104	$—	$—	$35,280,496

WBI BullBear Yield 3000 ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$37,520,609	$ —	$ —	$37,520,609
Exchange Traded Funds	4,259,925	—	—	4,259,925
Closed End Funds	872,540	—	—	872,540
Investments Purchased With Proceeds From Securities Lending(a)	—	—	—	2,027,489
Total Investments in Securities, at value	$42,653,074	$—	$—	$44,680,563

15

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024 (Continued)
WBI BullBear Quality 3000 ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$36,989,096	$ —	$ —	$36,989,096
Exchange Traded Funds	1,995,146	—	—	1,995,146
Investments Purchased With Proceeds From Securities Lending(a)	—	—	—	169,445
Total Investments in Securities, at value	$38,984,242	$—	$—	$39,153,687

WBI Power Factor™ High Dividend ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$58,812,633	$ —	$ —	$58,812,633
Investments Purchased With Proceeds From Securities Lending(a)	—	—	—	10,245,408
Total Investments in Securities, at value	$58,812,633	$—	$—	$69,058,041

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	See Schedules of Investments for breakout of investments by industry group classification.
As of the end of the reporting period, the Funds did not recognize any transfers to or from Level 3.
B.
Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

ETF and Other Investment Companies Risk – When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.
Market Risk – Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.
Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could

16

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024 (Continued)
affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.
Fluctuation of Net Asset Value – The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.
Shares are Not Individually Redeemable – Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.
C.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Value 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Power Factor™ High Dividend ETF, on a quarterly basis. A distribution to shareholders from net investment income is declared and paid by WBI BullBear Yield 3000 ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

17

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024 (Continued)
H.
Expenses. Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets or evenly among the Funds.

I.
Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to June 30, 2024 that materially impacted that amounts or disclosures in the Funds financial statements.

NOTE 3 – MANAGEMENT FEE
Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement for the Funds the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets (calculated daily and paid monthly) of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, and WBI BullBear Quality 3000 ETF. For the services the Sub-Adviser provides to WBI Power Factor® High Dividend ETF, the Sub-Advisor receives a fee that is equal to 0.55% per year of average daily net assets, which is calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.
NOTE 4 – PORTFOLIO TRANSACTIONS AND BROKERAGE
The Sub-Advisor utilized non-affiliated broker dealers to execute portfolio transactions for the Funds. Currently, these non-affiliated broker dealers charge an explicit commission for these transactions, a portion of which is designated towards “soft dollar credits” that can be used to provide the Sub-Advisor with certain research and brokerage services as described in the safe harbor provisions under Section 28(e) of the Securities and Exchange Act of 1934. During this period, the Funds paid $0.025 per share in explicit commission to these non-affiliated broker dealers for their execution services, of which $0.0125 per share was designated by the non-affiliated broker dealers to a pool of soft dollar credits for use by the Sub-Advisor. The Sub-Advisor participates in commission sharing arrangements (“CSAs”) that are consistent with the requirements of Section 28(e). Research and brokerage services furnished through CSAs may be used by the Sub-Advisor in servicing any or all of the firm’s clients and will be used for client accounts other than those that pay commissions to the broker-dealer providing the research or brokerage services.
NOTE 5 – EXPENSE LIMITATION AND REIMBURSEMENT
The Sub-Advisor had entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2023 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor® High Dividend ETF is limited to 0.70% and each of the remaining Funds is limited to 1.25% of average net assets (the “Expense Cap”). The Sub-Advisor has entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2024 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor® High Dividend ETF is limited to 1.00% and each of the remaining Funds is limited to 1.70% of average net assets (the “Expense Cap”). The

18

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024 (Continued)
Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.
The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery during the current fiscal period. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	June 30, 2025	June 30, 2026	June 30, 2027
WBI BullBear Value 3000 ETF	$61,834	159,949	56,372
WBI BullBear Yield 3000 ETF	$76,192	107,551	37,138
WBI BullBear Quality 3000 ETF	$85,460	162,612	51,717
WBI Power FactorTM High Dividend ETF	$159,961	215,778	89,297

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.
NOTE 6 – COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS
The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.
NOTE 7 – SECURITIES LENDING
The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A. (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the current fiscal period, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

19

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024 (Continued)
At period end, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Value 3000 ETF	$2,712,014	2,762,392
WBI BullBear Yield 3000 ETF	$1,977,340	2,027,489
WBI BullBear Quality 3000 ETF	$165,092	169,445
WBI Power Factor™ High Dividend ETF	$10,085,819	10,245,408

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal year, was as follows:
Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI BullBear Value 3000 ETF	$7,244
WBI BullBear Yield 3000 ETF	$9,073
WBI BullBear Quality 3000 ETF	$8,180
WBI Power Factor™ High Dividend ETF	$19,153

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting during the current fiscal period.
Offsetting Assets and Liabilities

Fund	Description	Value of Securities on Loan	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received(a)	Net Amount
WBI BullBear Value 3000 ETF	Securities Lending	$2,712,014	—	2,712,014	2,712,014	—
WBI BullBear Yield 3000 ETF	Securities Lending	$1,977,340	—	1,977,340	1,977,340	—
WBI BullBear Quality 3000 ETF	Securities Lending	$165,092	—	165,092	165,092	—
WBI Power Factor™ High Dividend ETF	Securities Lending	$10,085,819	—	10,085,819	10,085,819	—

(a)
The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities, If this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

20

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024 (Continued)
NOTE 8 – TAX INFORMATION
The tax character of distributions declared by the Funds was as follows:

	Year/Period Ended June 30, 2024			Year/Period Ended June 30, 2023
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital	Ordinary Income	Long Term Capital Gain	Return of Capital
WBI BullBear Value 3000 ETF	$452,001	—	—	580,404	—	—
WBI BullBear Yield 3000 ETF	$899,303	—	—	1,251,380	—	—
WBI BullBear Quality 3000 ETF	$44,683	—	—	546,569	—	—
WBI PowerFactorTM High Dividend ETF	$2,566,342	—	—	3,953,874	—	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Cose Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2024. related to net capital gain to zero.
Each Fund’s cost basis of investments for federal income tax purposes as of June 30, 2024 was as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI PowerFactorTM High Dividend ETF
Cost of investments	$35,118,948	$44,044,426	$38,448,443	$66,270,460
Gross tax unrealized appreciation	783,753	1,222,638	1,293,112	4,890,238
Gross tax unrealized depreciation	(622,205)	(586,501)	(587,868)	(2,102,657)
Net tax unrealized appreciation	$161,548	$636,137	$705,244	$2,787,581

The components of distributable earnings (losses) for federal income tax purposes as of June 30, 2024 were as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI PowerFactorTM High Dividend ETF
Net tax unrealized appreciation (depreciation)	$161,548	$636,137	$705,244	$2,787,581
Undistributed ordinary income	23,893	29,545	—	133,079
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	23,893	29,545	—	133,079
Other accumulated gain (loss)	(19,047,382)	(63,434,272)	(22,398,944)	(8,205,356)
Total accumulated gain (loss)	$(18,861,941)	$(62,768,590)	$(21,693,700)	$(5,284,696)

Net capital losses incurred after October 31, 2023, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.
As of June 30, 2024, the Funds had the following short-term and long-term capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
WBI BullBear Value 3000 ETF+	$19,047,382	$ —
WBI BullBear Yield 3000 ETF+	63,434,274	—
WBI BullBear Quality 3000 ETF+	22,398,944	—
WBI PowerFactorTM High Dividend ETF	3,020,282	5,185,074

+	Annual limitation may apply to a portion of the losses under IRC 382.

21

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024 (Continued)
NOTE 9 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
WBI BullBear Value 3000 ETF	$265,830,864	$266,720,110
WBI BullBear Yield 3000 ETF	310,172,858	311,676,425
WBI BullBear Quality 3000 ETF	271,605,408	272,083,288
WBI Power Factor™ High Dividend ETF	89,791,753	89,569,810

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Value 3000 ETF	$—	$10,492,882
WBI BullBear Yield 3000 ETF	—	14,479,974
WBI BullBear Quality 3000 ETF	—	10,459,485
WBI Power Factor™ High Dividend ETF	5,684,042	13,474,076

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
NOTE 10 – SHARE TRANSACTIONS
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.
The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Each Fund’s typical creation unit size is as follows:

Fund	Creation Unit
WBI BullBear Value 3000 ETF	50,000
WBI BullBear Yield 3000 ETF	50,000
WBI BullBear Quality 3000 ETF	50,000
WBI Power Factor™ High Dividend ETF	50,000

Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

22

Absolute Shares Trust
Notes to Financial Statements
June 30, 2024 (Continued)
Transactions in each Fund’s shares were as follows:

	WBI BullBear Value 3000 ETF				WBI BullBear Yield 3000 ETF
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	250,000	$6,912,130	—	$—	1,300,000	$32,050,306
Shares Issued in Connection with Acquisition	—	—	—	—	—	—	—	—
Shares Redeemed	(400,000)	(11,294,235)	(150,000)	(4,151,200)	(650,000)	(15,203,025)	(300,000)	(6,893,055)
	(400,000)	$(11,294,235)	100,000	$2,760,930	(650,000)	$(15,203,025)	(1,000,000)	$25,157,251
Beginning Shares	1,538,315		1,438,315		2,480,183		1,480,183
Ending Shares	1,138,315		1,538,315		1,830,183		2,480,183

	WBI BullBear Quality 3000 ETF				WBI Power Factor High Dividend ETF
	Year Ended June 30, 2024		Year Ended June 30, 2024		Year Ended June 30, 2024		Year Ended June 30, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	400,000	$11,109,894	200,000	$5,777,920	600,000	$15,183,181
Shares Issued in Connection with Acquisition	—	—	—	—
Shares Redeemed	(350,000)	(10,991,445)	(150,000)	(4,230,410)	(500,000)	(13,684,070)	(650,000)	(16,890,780)
	(350,000)	$(10,991,445)	250,000	$6,879,484	(300,000)	$(7,906,150)	(50,000)	$(1,707,599)
Beginning Shares	1,527,182		1,277,182		2,350,000		2,400,000
Ending Shares	1,177,182		1,527,182		2,050,000		2,350,000

23

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees
Absolute Shares Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, WBI BullBear Quality 3000 ETF and WBI Power Factor High Dividend ETF, four funds constituting Absolute Shares Trust (the Trust), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each fund constituting the Trust as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Trust’s auditor since 2014.
New York, New York
August 28, 2024

24

Absolute Shares Trust

Advisor
Millington Securities, LLC
331 Newman Springs Road, Suite 143
Red Bank, New Jersey 07701
SubAdvisor
WBI Investments, LLC
331 Newman Springs Road, Suite 143
Red Bank, New Jersey 07701
Index Provider (WBIY only)
Solactive AG
Guiollettstraβe 54
60325 Frankfurt am Main, Germany
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, Minnesota 55402-7020
Independent Registered
Public Accounting Firm
KPMG LLP
345 Park Avenue
New York, New York 10154
Legal Counsel
K&L Gates LLP
599 Lexington Avenue New York,
New York 10022

WBI BullBear Value 3000 ETF	WBIF
WBI BullBear Yield 3000 ETF	WBIG
WBI BullBear Quality 3000 ETF	WBIL
WBI Power Factor® High Dividend ETF	WBIY

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this report.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Absolute Shares Trust

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date	9/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date	9/4/24

By (Signature and Title)*	/s/ Frederick Teufel, Jr.
Frederick Teufel, Jr., Treasurer and Principal Financial Officer

Date	9/4/24

* Print the name and title of each signing officer under his or her signature.